Equity Method Investments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Gain on disposal of equity method investment	$ 88	$ 0	$ 54
Investor Level Goodwill	1,897
Viewsil Microelectronics Kunshan Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity In Losses Of Equity Method Investee	$ 71